Vanguard® ESG U.S. Stock ETF
Schedule of Investments (unaudited)
As of May 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Basic Materials (2.2%)
	Linde plc	66,048	19,854
	Air Products and Chemicals Inc.	27,916	8,365
	Newmont Corp.	101,729	7,475
	Dow Inc.	93,896	6,424
	International Flavors & Fragrances Inc.	31,801	4,505
	Nucor Corp.	38,011	3,898
	Fastenal Co.	72,623	3,852
	LyondellBasell Industries NV Class A	32,891	3,704
	International Paper Co.	49,503	3,124
	Albemarle Corp.	14,661	2,449
	Celanese Corp.	14,329	2,371
	Avery Dennison Corp.	10,458	2,306
	Eastman Chemical Co.	16,809	2,108
	FMC Corp.	16,511	1,927
	Steel Dynamics Inc.	26,129	1,631
	Mosaic Co.	44,179	1,597
	CF Industries Holdings Inc.	27,501	1,462
	Reliance Steel & Aluminum Co.	8,022	1,348
*	Cleveland-Cliffs Inc.	56,696	1,141
	Scotts Miracle-Gro Co.	5,032	1,094
	Royal Gold Inc.	8,610	1,066
*	Alcoa Corp.	24,150	958
	United States Steel Corp.	33,660	873
	Huntsman Corp.	28,092	797
	Valvoline Inc.	23,069	761
	Ashland Global Holdings Inc.	7,510	712
	Hecla Mining Co.	74,627	672
	Element Solutions Inc.	28,692	671
	Avient Corp.	12,442	647
	UFP Industries Inc.	8,094	644
*	Univar Solutions Inc.	22,707	615
	Balchem Corp.	4,282	561
	Cabot Corp.	8,225	523
	Sensient Technologies Corp.	5,932	515
	W R Grace & Co.	7,504	514
*	Ingevity Corp.	5,672	467
	Quaker Chemical Corp.	1,837	446
	Minerals Technologies Inc.	4,804	418
	Mueller Industries Inc.	8,715	405
*	Domtar Corp.	6,995	379
	Westlake Chemical Corp.	3,717	375

		Shares	Market Value ($000)
*	Livent Corp.	19,100	373
	Boise Cascade Co.	4,860	321
	Tronox Holdings plc Class A	13,515	317
	Compass Minerals International Inc.	4,528	316
	Kaiser Aluminum Corp.	2,430	314
	Stepan Co.	2,197	296
*	Constellium SE Class A	13,220	236
	Trinseo SA	3,543	230
*	Coeur Mining Inc.	20,884	217
	Innospec Inc.	1,884	190
*	GCP Applied Technologies Inc.	7,705	188
*	Kraton Corp.	4,501	153
	Schweitzer-Mauduit International Inc.	3,027	124
*	Orion Engineered Carbons SA	4,541	92
	NewMarket Corp.	214	73
*	Century Aluminum Co.	3,626	49
	Neenah Inc.	844	45
			97,188
Consumer Discretionary (17.0%)
*	Amazon.com Inc.	53,575	172,676
*	Tesla Inc.	96,669	60,439
	Home Depot Inc.	135,359	43,167
*	Walt Disney Co.	228,289	40,784
*	Netflix Inc.	53,788	27,045
	McDonald's Corp.	93,571	21,885
	NIKE Inc. Class B	156,583	21,367
	Costco Wholesale Corp.	55,718	21,076
	Lowe's Cos. Inc.	92,203	17,964
	Starbucks Corp.	147,449	16,792
	Target Corp.	62,730	14,235
*	Booking Holdings Inc.	5,208	12,299
	TJX Cos. Inc.	150,743	10,181
	Activision Blizzard Inc.	96,438	9,379
*	Uber Technologies Inc.	174,481	8,869
	Estee Lauder Cos. Inc. Class A	28,630	8,776
*	MercadoLibre Inc.	5,862	7,965
*	Ford Motor Co.	492,593	7,157
	Dollar General Corp.	30,943	6,280
	Ross Stores Inc.	44,168	5,582
	Electronic Arts Inc.	36,100	5,160
*	Aptiv plc	33,911	5,101
*	Chipotle Mexican Grill Inc.	3,673	5,039
	eBay Inc.	82,321	5,012
*	O'Reilly Automotive Inc.	8,826	4,723
*	Lululemon Athletica Inc.	14,370	4,643
	Yum! Brands Inc.	38,063	4,566
*	Spotify Technology SA	17,105	4,132
*	AutoZone Inc.	2,895	4,072
	DR Horton Inc.	41,683	3,972
	Lennar Corp. Class A	35,667	3,531
	Yum China Holdings Inc.	50,643	3,426
*	Copart Inc.	26,036	3,359
	Best Buy Co. Inc.	28,624	3,327
	VF Corp.	41,643	3,320
*	Expedia Group Inc.	17,362	3,072
	ViacomCBS Inc. Class B	71,603	3,037
*	Dollar Tree Inc.	29,341	2,861
*	Wayfair Inc. Class A	8,940	2,740

		Shares	Market Value ($000)
*	Take-Two Interactive Software Inc.	14,432	2,678
*	Burlington Stores Inc.	8,202	2,652
	Garmin Ltd.	18,632	2,650
	Tractor Supply Co.	14,545	2,643
*	Etsy Inc.	14,988	2,469
*	CarMax Inc.	20,710	2,386
	Darden Restaurants Inc.	16,458	2,357
*	Ulta Beauty Inc.	6,749	2,331
	Genuine Parts Co.	17,676	2,318
	Omnicom Group Inc.	26,859	2,209
	Pool Corp.	4,854	2,119
	Domino's Pizza Inc.	4,859	2,074
*	L Brands Inc.	28,805	2,013
*	NVR Inc.	410	2,004
*	LKQ Corp.	38,991	1,987
	PulteGroup Inc.	33,705	1,948
*	Lyft Inc. Class A	32,442	1,852
*	Carvana Co.	6,979	1,850
	Whirlpool Corp.	7,779	1,844
	Fox Corp. Class A	49,158	1,836
	News Corp. Class A	62,748	1,694
*	Live Nation Entertainment Inc.	18,403	1,658
	Interpublic Group of Cos. Inc.	49,140	1,656
*	Vail Resorts Inc.	5,043	1,648
	Williams-Sonoma Inc.	9,502	1,611
	Advance Auto Parts Inc.	8,384	1,591
	BorgWarner Inc.	30,880	1,584
*	Tapestry Inc.	35,007	1,571
	Hasbro Inc.	15,763	1,513
	Lear Corp.	7,601	1,470
	Newell Brands Inc.	47,939	1,375
*	Farfetch Ltd. Class A	28,681	1,329
*	Chegg Inc.	17,259	1,327
*	RH	2,045	1,311
*	Liberty Media Corp.-Liberty SiriusXM Class A	29,734	1,298
	Lithia Motors Inc. Class A	3,688	1,298
*	Discovery Inc. Class A	40,307	1,294
*	Five Below Inc.	6,799	1,252
*	Zynga Inc. Class A	115,264	1,249
*	Liberty Media Corp.-Liberty Formula One Class C	27,849	1,243
	Nielsen Holdings plc	45,490	1,238
*	Deckers Outdoor Corp.	3,566	1,196
	Autoliv Inc.	11,000	1,166
*	Southwest Airlines Co.	18,861	1,159
*	Floor & Decor Holdings Inc. Class A	11,775	1,158
	Service Corp. International	21,675	1,149
*	Delta Air Lines Inc.	23,620	1,126
	Kohl's Corp.	20,049	1,113
*	Bright Horizons Family Solutions Inc.	7,940	1,098
	Gentex Corp.	30,588	1,086
	Aramark	29,048	1,085
*	Capri Holdings Ltd.	18,525	1,051
*	PVH Corp.	9,125	1,048
*	IAA Inc.	17,897	1,020
	Harley-Davidson Inc.	19,953	967
*	SiteOne Landscape Supply Inc.	5,619	967
	Rollins Inc.	28,245	963
	Leggett & Platt Inc.	17,062	939

		Shares	Market Value ($000)
	Tempur Sealy International Inc.	24,136	929
	Toll Brothers Inc.	14,218	928
*	Mattel Inc.	42,773	907
*	YETI Holdings Inc.	10,310	903
[1]	Sirius XM Holdings Inc.	142,644	892
	New York Times Co. Class A	20,780	890
*	Terminix Global Holdings Inc.	17,679	872
	Hanesbrands Inc.	44,476	869
	Texas Roadhouse Inc. Class A	8,421	848
	Thor Industries Inc.	6,881	846
*	Planet Fitness Inc. Class A	10,710	844
*	Crocs Inc.	8,337	844
	Nexstar Media Group Inc. Class A	5,535	841
	Foot Locker Inc.	13,209	836
*	Fox Factory Holding Corp.	5,229	813
*	BJ's Wholesale Club Holdings Inc.	18,118	812
*	Skechers U.S.A. Inc. Class A	16,860	801
	Gap Inc.	23,353	781
*	AutoNation Inc.	7,551	771
	Dick's Sporting Goods Inc.	7,734	754
*	Macy's Inc.	40,158	734
*	Ralph Lauren Corp.	5,877	729
	American Eagle Outfitters Inc.	19,521	692
	H&R Block Inc.	27,524	683
*	Helen of Troy Ltd.	3,216	677
*	United Airlines Holdings Inc.	11,157	651
*	Under Armour Inc. Class C	33,473	638
*	Ollie's Bargain Outlet Holdings Inc.	7,357	636
*	frontdoor Inc.	11,707	629
*	Adient plc	12,262	614
*	Grand Canyon Education Inc.	6,651	605
*	Goodyear Tire & Rubber Co.	30,383	603
	Carter's Inc.	5,878	601
*	Sabre Corp.	43,392	601
*	Avis Budget Group Inc.	6,607	580
	TEGNA Inc.	29,518	572
	Wingstop Inc.	3,996	570
	Wendy's Co.	24,231	563
*	Sonos Inc.	15,128	560
*	Meritage Homes Corp.	5,164	556
*	TripAdvisor Inc.	12,687	551
	KB Home	11,719	549
	Dana Inc.	19,702	535
*	Discovery Inc. Class C	17,799	535
*	National Vision Holdings Inc.	10,507	522
	Fox Corp. Class B	14,212	516
*	Madison Square Garden Sports Corp.	2,773	513
*	LGI Homes Inc.	2,822	510
*	Asbury Automotive Group Inc.	2,553	506
	Cracker Barrel Old Country Store Inc.	3,152	497
*	Taylor Morrison Home Corp. Class A	16,730	496
	LCI Industries	3,284	489
*	Hilton Grand Vacations Inc.	10,415	476
*	Nordstrom Inc.	14,157	475
	Extended Stay America Inc.	23,705	467
*	Six Flags Entertainment Corp.	10,112	459
*	Shake Shack Inc. Class A	4,775	449
*	Stitch Fix Inc. Class A	8,236	440

		Shares	Market Value ($000)
	Steven Madden Ltd.	10,324	427
*	Visteon Corp.	3,490	427
*	Bed Bath & Beyond Inc.	15,219	426
*	Cardlytics Inc.	3,984	425
*	Callaway Golf Co.	10,973	405
	Kontoor Brands Inc.	6,288	403
	Papa John's International Inc.	4,225	397
*	Sleep Number Corp.	3,473	387
*	Under Armour Inc. Class A	16,910	382
*	Tri Pointe Homes Inc.	15,606	376
*	iRobot Corp.	3,812	372
	John Wiley & Sons Inc. Class A	5,832	370
	Cooper Tire & Rubber Co.	6,227	370
	Wolverine World Wide Inc.	9,980	364
	MDC Holdings Inc.	6,198	359
	Herman Miller Inc.	7,504	359
*	Signet Jewelers Ltd.	5,784	350
	Group 1 Automotive Inc.	2,184	348
	Graham Holdings Co. Class B	520	345
*	Lions Gate Entertainment Corp. Class B	19,772	344
*	SeaWorld Entertainment Inc.	6,322	344
*	Cinemark Holdings Inc.	14,894	338
*	2U Inc.	9,289	338
	Jack in the Box Inc.	2,957	336
	Winnebago Industries Inc.	4,524	335
	Rent-A-Center Inc.	5,371	332
*	Bloomin' Brands Inc.	11,139	329
	Columbia Sportswear Co.	3,182	327
*	Sally Beauty Holdings Inc.	14,538	317
*	Cheesecake Factory Inc.	5,376	316
*	Veoneer Inc.	13,210	313
*	Gentherm Inc.	4,276	310
	Gray Television Inc.	13,175	306
*	Brinker International Inc.	4,962	305
	Penske Automotive Group Inc.	3,538	303
*	Abercrombie & Fitch Co. Class A	7,106	303
*	Cavco Industries Inc.	1,332	295
	HNI Corp.	6,453	294
	Big Lots Inc.	4,702	287
*	American Airlines Group Inc.	11,615	282
*	Central Garden & Pet Co. Class A	5,506	278
*	Dorman Products Inc.	2,705	277
	Monro Inc.	4,361	272
	Rush Enterprises Inc. Class A	5,385	257
*	Stamps.com Inc.	1,344	252
*	Alaska Air Group Inc.	3,437	238
*	Urban Outfitters Inc.	6,027	236
*	JetBlue Airways Corp.	10,721	216
	Knoll Inc.	8,238	214
*	Dine Brands Global Inc.	2,164	205
	Matthews International Corp. Class A	5,238	205
*	Knowles Corp.	9,864	203
	La-Z-Boy Inc.	4,838	199
	Inter Parfums Inc.	2,595	198
*	Coty Inc. Class A	22,039	196
*	IMAX Corp.	8,925	193
	Acushnet Holdings Corp.	3,465	184
	PROG Holdings Inc.	3,442	181

		Shares	Market Value ($000)
	World Wrestling Entertainment Inc. Class A	3,227	180
*	Dave & Buster's Entertainment Inc.	4,242	179
	Oxford Industries Inc.	1,841	176
	EW Scripps Co. Class A	8,070	171
	PriceSmart Inc.	1,898	168
*	G-III Apparel Group Ltd.	4,985	165
*	Adtalem Global Education Inc.	4,262	155
	Aaron's Co. Inc.	4,294	154
	Buckle Inc.	3,469	146
*	WW International Inc.	3,703	146
*	Liberty Media Corp.-Liberty Braves Class C	4,761	130
*	Liberty Media Corp.-Liberty SiriusXM Class C	2,897	126
	Guess? Inc.	4,038	119
*	AMC Networks Inc. Class A	2,100	113
*	Copa Holdings SA Class A	1,335	110
*	Spirit Airlines Inc.	3,037	108
*	Allegiant Travel Co.	483	107
*	Lions Gate Entertainment Corp. Class A	5,342	104
*	American Axle & Manufacturing Holdings Inc.	8,365	94
*	Children's Place Inc.	991	92
*	MakeMyTrip Ltd.	3,363	92
*	Meredith Corp.	2,655	89
*	Liberty Media Corp.-Liberty Braves Class A	2,835	79
	Steelcase Inc. Class A	4,001	58
	Scholastic Corp.	1,651	56
	News Corp. Class B	1,976	51
*	KAR Auction Services Inc.	2,257	41
*	Laureate Education Inc. Class A	1,655	24
	Strategic Education Inc.	261	18
*	SkyWest Inc.	229	11
			761,404
Consumer Staples (4.9%)
	Procter & Gamble Co.	306,155	41,285
	Coca-Cola Co.	487,275	26,941
	PepsiCo Inc.	174,939	25,880
	CVS Health Corp.	164,810	14,246
	Mondelez International Inc. Class A	174,721	11,100
	Colgate-Palmolive Co.	105,401	8,830
	Kimberly-Clark Corp.	43,105	5,631
	Sysco Corp.	61,809	5,007
	Walgreens Boots Alliance Inc.	91,637	4,826
	General Mills Inc.	76,329	4,798
*	Monster Beverage Corp.	46,787	4,411
	Corteva Inc.	94,767	4,312
	McKesson Corp.	19,973	3,843
	Kroger Co.	97,711	3,613
	Kraft Heinz Co.	81,662	3,560
	Keurig Dr Pepper Inc.	89,024	3,290
	Hershey Co.	18,385	3,182
	Tyson Foods Inc. Class A	36,227	2,880
	Clorox Co.	16,288	2,879
	McCormick & Co. Inc. (Non-Voting)	31,534	2,808
	Church & Dwight Co. Inc.	32,346	2,773
	Conagra Brands Inc.	60,303	2,298
	Kellogg Co.	32,405	2,122
	AmerisourceBergen Corp.	18,467	2,119
	J M Smucker Co.	13,795	1,839
	Hormel Foods Corp.	35,577	1,727

		Shares	Market Value ($000)
	Coca-Cola Europacific Partners plc	25,618	1,550
	Lamb Weston Holdings Inc.	18,559	1,531
	Bunge Ltd.	17,148	1,489
*	Darling Ingredients Inc.	20,250	1,386
	Campbell Soup Co.	24,706	1,202
*	US Foods Holding Corp.	27,827	1,084
*,1	Beyond Meat Inc.	7,240	1,053
	Casey's General Stores Inc.	4,570	1,009
*	Freshpet Inc.	5,327	942
*	Post Holdings Inc.	7,719	892
*	Performance Food Group Co.	16,556	830
	Ingredion Inc.	8,288	787
*	Herbalife Nutrition Ltd.	11,702	615
*	Nomad Foods Ltd.	19,864	609
	Flowers Foods Inc.	24,856	599
	Spectrum Brands Holdings Inc.	5,898	524
*	Sprouts Farmers Market Inc.	18,194	484
*	Hain Celestial Group Inc.	11,363	463
	Sanderson Farms Inc.	2,729	444
	WD-40 Co.	1,790	438
	Energizer Holdings Inc.	9,481	436
*	TreeHouse Foods Inc.	8,909	434
	Nu Skin Enterprises Inc. Class A	6,794	409
*	Grocery Outlet Holding Corp.	11,574	394
	Lancaster Colony Corp.	2,056	384
*	Simply Good Foods Co.	10,906	377
	J & J Snack Foods Corp.	2,128	374
	Edgewell Personal Care Co.	7,451	338
	Medifast Inc.	965	321
[1]	B&G Foods Inc.	9,355	286
*	Hostess Brands Inc. Class A	17,026	267
*	Celsius Holdings Inc.	4,000	262
	Coca-Cola Consolidated Inc.	632	256
	Core-Mark Holding Co. Inc.	4,905	225
	ACCO Brands Corp.	22,086	201
*	USANA Health Sciences Inc.	1,622	171
	Calavo Growers Inc.	2,092	149
	National Beverage Corp.	2,886	144
	Tootsie Roll Industries Inc.	4,478	140
	Fresh Del Monte Produce Inc.	1,891	63
	Cal-Maine Foods Inc.	1,279	45
	Weis Markets Inc.	628	32
			219,839
Energy (0.2%)
*	Enphase Energy Inc.	13,289	1,901
*	SolarEdge Technologies Inc.	6,164	1,590
*	Plug Power Inc.	51,458	1,580
*	First Solar Inc.	11,859	903
	Arcosa Inc.	6,866	436
*	FuelCell Energy Inc.	43,409	426
*	SunPower Corp.	7,065	165
*	Renewable Energy Group Inc.	1,506	92
			7,093
Financials (11.5%)
	JPMorgan Chase & Co.	381,325	62,629
	Bank of America Corp.	974,137	41,294
	Citigroup Inc.	262,886	20,692

		Shares	Market Value ($000)
	BlackRock Inc.	18,489	16,216
	Morgan Stanley	176,661	16,067
	Goldman Sachs Group Inc.	41,729	15,524
	Charles Schwab Corp.	173,822	12,837
	S&P Global Inc.	30,267	11,485
	Truist Financial Corp.	169,728	10,486
	PNC Financial Services Group Inc.	53,368	10,390
	US Bancorp	169,826	10,322
	CME Group Inc.	44,812	9,803
	Chubb Ltd.	56,767	9,650
	Marsh & McLennan Cos. Inc.	63,633	8,804
	Intercontinental Exchange Inc.	69,346	7,828
	Progressive Corp.	73,896	7,322
	Aon plc Class A	28,703	7,272
	Moody's Corp.	20,413	6,846
	MetLife Inc.	94,704	6,190
	American International Group Inc.	110,040	5,815
	T. Rowe Price Group Inc.	28,500	5,453
	Prudential Financial Inc.	50,087	5,358
	Bank of New York Mellon Corp.	101,399	5,281
	Allstate Corp.	38,084	5,203
	Travelers Cos. Inc.	31,960	5,104
	Aflac Inc.	86,420	4,898
	MSCI Inc.	10,299	4,821
	Discover Financial Services	38,800	4,550
	Willis Towers Watson plc	16,351	4,274
	First Republic Bank	21,720	4,158
	Ameriprise Financial Inc.	15,012	3,901
	State Street Corp.	44,821	3,899
	KKR & Co. Inc.	68,554	3,818
*	SVB Financial Group	6,546	3,816
	Fifth Third Bancorp	89,508	3,772
	Arthur J Gallagher & Co.	25,174	3,691
	KeyCorp	131,109	3,021
	Hartford Financial Services Group Inc.	45,496	2,973
	Northern Trust Corp.	24,507	2,970
	Regions Financial Corp.	123,598	2,893
	M&T Bank Corp.	16,581	2,664
	Citizens Financial Group Inc.	53,146	2,652
	Ally Financial Inc.	46,587	2,549
	Nasdaq Inc.	14,627	2,449
	Broadridge Financial Solutions Inc.	14,538	2,319
	Cincinnati Financial Corp.	18,579	2,261
	Principal Financial Group Inc.	34,504	2,256
	MarketAxess Holdings Inc.	4,740	2,211
*	Markel Corp.	1,765	2,163
	Raymond James Financial Inc.	15,459	2,050
	Huntington Bancshares Inc.	128,100	2,032
*	Arch Capital Group Ltd.	49,057	1,957
	Signature Bank	7,134	1,782
	Lincoln National Corp.	25,413	1,774
	Equitable Holdings Inc.	50,959	1,618
	Annaly Capital Management Inc.	174,119	1,614
	Fidelity National Financial Inc.	34,241	1,609
	FactSet Research Systems Inc.	4,731	1,582
	Brown & Brown Inc.	29,633	1,556
	Cboe Global Markets Inc.	13,957	1,553
	LPL Financial Holdings Inc.	9,968	1,474

		Shares	Market Value ($000)
*	Credicorp Ltd.	10,342	1,422
	Globe Life Inc.	12,917	1,362
	Comerica Inc.	17,343	1,361
	W R Berkley Corp.	17,242	1,345
	Invesco Ltd.	47,099	1,344
	First Horizon Corp.	68,994	1,316
	East West Bancorp Inc.	17,504	1,309
	Everest Re Group Ltd.	5,028	1,307
*	Alleghany Corp.	1,792	1,284
	Apollo Global Management Inc.	21,630	1,240
	AGNC Investment Corp.	66,572	1,234
	Zions Bancorp NA	21,273	1,231
	Western Alliance Bancorp	12,244	1,225
	Franklin Resources Inc.	34,827	1,191
	American Financial Group Inc.	8,870	1,180
	Assurant Inc.	7,260	1,170
	Reinsurance Group of America Inc.	8,707	1,097
	People's United Financial Inc.	56,640	1,071
	Voya Financial Inc.	16,008	1,049
	Commerce Bancshares Inc.	13,098	1,020
	RenaissanceRe Holdings Ltd.	6,585	1,015
*	XP Inc. Class A	25,392	1,007
	Affiliated Managers Group Inc.	5,788	949
	SLM Corp.	46,468	941
	Old Republic International Corp.	35,604	935
	Synovus Financial Corp.	18,786	923
	TCF Financial Corp.	18,975	901
	Tradeweb Markets Inc. Class A	10,690	896
*	Athene Holding Ltd. Class A	14,143	886
	Stifel Financial Corp.	12,765	884
	SEI Investments Co.	13,888	881
	Starwood Property Trust Inc.	34,495	876
	First American Financial Corp.	13,538	871
	Unum Group	27,863	863
	Popular Inc.	10,467	854
	Janus Henderson Group plc	22,167	854
	Prosperity Bancshares Inc.	11,235	845
	Cullen/Frost Bankers Inc.	6,946	838
	Primerica Inc.	5,105	828
	First Financial Bankshares Inc.	16,284	820
	South State Corp.	8,772	779
	Valley National Bancorp	53,130	761
	Evercore Inc. Class A	5,177	755
	FNB Corp.	54,231	727
	Ares Management Corp. Class A	13,174	727
	United Bankshares Inc.	17,572	724
	New York Community Bancorp Inc.	59,559	713
	Glacier Bancorp Inc.	12,067	703
	Webster Financial Corp.	11,974	679
*	Brighthouse Financial Inc.	13,923	678
	Bank OZK	15,854	677
	Essent Group Ltd.	14,107	675
	CIT Group Inc.	12,666	671
	Hanover Insurance Group Inc.	4,729	660
	MGIC Investment Corp.	44,642	657
	Morningstar Inc.	2,772	654
	Axis Capital Holdings Ltd.	11,808	633
	Associated Banc-Corp	27,491	632

		Shares	Market Value ($000)
	Hancock Whitney Corp.	12,638	626
	First Citizens BancShares Inc. Class A	723	622
	Interactive Brokers Group Inc. Class A	9,209	619
	Blackstone Mortgage Trust Inc. Class A	19,276	617
	UMB Financial Corp.	6,378	617
	Wintrust Financial Corp.	7,550	607
	Selective Insurance Group Inc.	8,056	606
	Radian Group Inc.	25,770	602
	Lazard Ltd. Class A	12,722	600
	BankUnited Inc.	12,507	598
	Community Bank System Inc.	7,320	594
	Home BancShares Inc.	21,247	581
	Kemper Corp.	7,640	572
	Cathay General Bancorp	13,467	561
	OneMain Holdings Inc.	9,620	556
	Bank of Hawaii Corp.	6,155	552
	First Hawaiian Inc.	19,576	551
	RLI Corp.	5,171	545
	Assured Guaranty Ltd.	11,365	541
	CNO Financial Group Inc.	19,969	530
	CVB Financial Corp.	22,950	509
	FirstCash Inc.	6,255	499
	BancorpSouth Bank	16,261	497
	Houlihan Lokey Inc. Class A	6,420	481
	Columbia Banking System Inc.	10,980	474
	Investors Bancorp Inc.	31,756	473
	Old National Bancorp	24,414	465
	Independent Bank Corp. (Massachusetts)	5,568	454
	Kinsale Capital Group Inc.	2,690	448
*	Texas Capital Bancshares Inc.	6,488	447
	Washington Federal Inc.	13,358	445
*	Open Lending Corp. Class A	11,388	439
	Towne Bank	13,619	436
	Chimera Investment Corp.	30,223	427
	Federated Hermes Inc. Class B	13,375	425
	Navient Corp.	22,998	420
	ServisFirst Bancshares Inc.	6,006	417
	WesBanco Inc.	10,720	417
*	Enstar Group Ltd.	1,616	410
*	Cannae Holdings Inc.	11,295	405
	Banner Corp.	6,438	377
	First Bancorp	29,461	377
	Hope Bancorp Inc.	24,475	374
	Apollo Commercial Real Estate Finance Inc.	23,761	372
	Hamilton Lane Inc. Class A	4,100	371
	Artisan Partners Asset Management Inc. Class A	7,036	359
	Walker & Dunlop Inc.	3,509	356
*	Trupanion Inc.	3,800	343
	American Equity Investment Life Holding Co.	11,196	341
	Pacific Premier Bancorp Inc.	7,309	336
	Ameris Bancorp	5,990	329
	Santander Consumer USA Holdings Inc.	8,505	322
*	NMI Holdings Inc. Class A	13,090	317
	Moelis & Co. Class A	5,852	314
	White Mountains Insurance Group Ltd.	250	298
	Sandy Spring Bancorp Inc.	6,276	292
	Flagstar Bancorp Inc.	6,247	286
	First Commonwealth Financial Corp.	18,756	284

		Shares	Market Value ($000)
	Simmons First National Corp. Class A	9,264	283
	1st Source Corp.	5,706	282
	Atlantic Union Bankshares Corp.	6,767	278
	Brookline Bancorp Inc.	16,353	276
	Community Trust Bancorp Inc.	5,819	257
	Virtu Financial Inc. Class A	8,341	254
*	PRA Group Inc.	6,536	254
	BOK Financial Corp.	2,780	253
	Independent Bank Group Inc.	3,204	252
	Piper Sandler Cos.	1,926	245
	Hilltop Holdings Inc.	6,570	244
	Fulton Financial Corp.	13,870	240
	Cadence Bancorp Class A	10,683	239
	BGC Partners Inc. Class A	40,309	238
	United Community Banks Inc.	6,775	234
*	Axos Financial Inc.	4,924	233
	Boston Private Financial Holdings Inc.	15,138	232
	Virtus Investment Partners Inc.	824	232
	WSFS Financial Corp.	4,195	223
	PennyMac Mortgage Investment Trust	11,175	219
	International Bancshares Corp.	4,653	216
	First Merchants Corp.	4,671	216
	First Financial Bancorp	8,306	212
	MFA Financial Inc.	47,493	208
	Renasant Corp.	4,689	207
	First Midwest Bancorp Inc.	9,702	203
	Kearny Financial Corp.	15,249	200
	BancFirst Corp.	2,886	199
	Mercury General Corp.	3,108	198
	Nelnet Inc. Class A	2,413	182
*	Blucora Inc.	9,724	169
	Redwood Trust Inc.	15,005	167
	Republic Bancorp Inc. Class A	3,548	165
	Great Western Bancorp Inc.	4,883	163
	Provident Financial Services Inc.	6,449	163
	Brightsphere Investment Group Inc.	7,093	158
	Bank of NT Butterfield & Son Ltd.	4,105	157
*	SiriusPoint Ltd.	14,539	153
	Eagle Bancorp Inc.	2,606	149
	CNA Financial Corp.	3,034	145
	Heartland Financial USA Inc.	2,896	144
	PennyMac Financial Services Inc.	2,297	144
	WisdomTree Investments Inc.	21,428	144
	Cohen & Steers Inc.	1,946	142
	State Auto Financial Corp.	7,314	138
	Trustmark Corp.	4,052	136
*	Encore Capital Group Inc.	2,875	133
*	Columbia Financial Inc.	6,904	123
	Capitol Federal Financial Inc.	9,023	117
*	Genworth Financial Inc. Class A	27,545	116
	Northwest Bancshares Inc.	7,298	103
	Ladder Capital Corp.	8,600	101
	TFS Financial Corp.	4,136	92
	City Holding Co.	1,126	90
*	Mr Cooper Group Inc.	2,600	90
	S&T Bancorp Inc.	2,573	87
	Stock Yards Bancorp Inc.	1,592	86
	NBT Bancorp Inc.	2,135	83

		Shares	Market Value ($000)
	Argo Group International Holdings Ltd.	1,538	83
	ProAssurance Corp.	3,385	82
	Berkshire Hills Bancorp Inc.	2,893	80
	Westamerica Bancorp	1,258	79
	American National Group Inc.	500	75
	Horace Mann Educators Corp.	1,844	74
	Washington Trust Bancorp Inc.	1,331	73
	Employers Holdings Inc.	1,584	67
*	eHealth Inc.	684	45
	ARMOUR Residential REIT Inc.	3,354	40
	Safety Insurance Group Inc.	473	40
*	Palomar Holdings Inc.	500	37
			516,756
Health Care (13.5%)
	UnitedHealth Group Inc.	118,961	49,002
	Pfizer Inc.	702,875	27,222
	Abbott Laboratories	217,725	25,398
	AbbVie Inc.	222,682	25,208
	Merck & Co. Inc.	318,749	24,190
	Thermo Fisher Scientific Inc.	49,856	23,407
	Medtronic plc	168,728	21,359
	Eli Lilly & Co.	106,455	21,263
	Danaher Corp.	79,076	20,255
	Bristol-Myers Squibb Co.	285,998	18,796
	Amgen Inc.	73,570	17,505
	Anthem Inc.	31,441	12,520
*	Intuitive Surgical Inc.	14,576	12,276
	Cigna Corp.	43,478	11,254
	Stryker Corp.	43,617	11,134
	Zoetis Inc.	60,040	10,608
	Gilead Sciences Inc.	158,816	10,499
	Becton Dickinson & Co.	36,392	8,803
*	Boston Scientific Corp.	180,795	7,693
*	Illumina Inc.	18,571	7,533
*	Edwards Lifesciences Corp.	77,558	7,438
	HCA Healthcare Inc.	33,562	7,209
	Humana Inc.	16,249	7,112
*	Vertex Pharmaceuticals Inc.	33,036	6,892
*	Moderna Inc.	36,078	6,675
*	Regeneron Pharmaceuticals Inc.	12,310	6,185
*	IDEXX Laboratories Inc.	10,655	5,947
*	IQVIA Holdings Inc.	24,022	5,769
*	Align Technology Inc.	9,750	5,754
*	Centene Corp.	72,885	5,364
	Agilent Technologies Inc.	38,554	5,325
	Baxter International Inc.	64,234	5,275
*	Biogen Inc.	19,361	5,179
*	Veeva Systems Inc. Class A	17,288	5,037
*	Alexion Pharmaceuticals Inc.	26,992	4,765
	Zimmer Biomet Holdings Inc.	26,008	4,378
*	Dexcom Inc.	11,717	4,328
	ResMed Inc.	18,169	3,740
*	Laboratory Corp. of America Holdings	12,265	3,366
	West Pharmaceutical Services Inc.	9,162	3,184
	Cerner Corp.	38,004	2,974
*	Novocure Ltd.	12,663	2,583
*	Seagen Inc.	16,404	2,548
	Cooper Cos. Inc.	6,143	2,417

		Shares	Market Value ($000)
	Teleflex Inc.	5,883	2,366
	Viatris Inc.	153,774	2,344
*	Horizon Therapeutics plc	25,228	2,312
	Quest Diagnostics Inc.	16,821	2,215
*	Catalent Inc.	20,959	2,197
*	Alnylam Pharmaceuticals Inc.	15,301	2,173
*	Teladoc Health Inc.	14,184	2,136
*	Exact Sciences Corp.	19,167	2,119
*	Elanco Animal Health Inc.	58,313	2,098
*	Charles River Laboratories International Inc.	6,141	2,076
*	Hologic Inc.	32,705	2,062
	Cardinal Health Inc.	36,446	2,044
*	Avantor Inc.	62,613	2,013
	PerkinElmer Inc.	13,851	2,009
*	Incyte Corp.	23,940	2,006
	Bio-Techne Corp.	4,810	1,991
	STERIS plc	10,414	1,988
	DENTSPLY SIRONA Inc.	27,645	1,850
*	Molina Healthcare Inc.	7,336	1,844
*	BioMarin Pharmaceutical Inc.	23,445	1,812
*	Bio-Rad Laboratories Inc. Class A	2,672	1,610
*	ABIOMED Inc.	5,472	1,557
*	ICON plc	6,556	1,467
	Universal Health Services Inc. Class B	9,080	1,449
*	Henry Schein Inc.	17,810	1,354
*	PRA Health Sciences Inc.	7,914	1,353
*	Masimo Corp.	6,124	1,320
*	Guardant Health Inc.	10,619	1,318
*	Jazz Pharmaceuticals plc	7,343	1,308
*	Repligen Corp.	6,849	1,251
*	Neurocrine Biosciences Inc.	12,467	1,200
*	Novavax Inc.	7,892	1,165
*	DaVita Inc.	9,329	1,120
	Encompass Health Corp.	12,719	1,091
*	United Therapeutics Corp.	5,716	1,063
*	Penumbra Inc.	4,247	1,058
*	Amedisys Inc.	4,035	1,043
*	Arrowhead Pharmaceuticals Inc.	13,611	988
*	Syneos Health Inc.	11,153	980
*	CRISPR Therapeutics AG	8,243	974
	Chemed Corp.	1,967	966
	Hill-Rom Holdings Inc.	8,558	952
*	Natera Inc.	10,028	944
*	Exelixis Inc.	41,532	937
*	PPD Inc.	20,242	934
*	Mirati Therapeutics Inc.	5,893	932
*	Acceleron Pharma Inc.	6,984	914
	Bruker Corp.	13,111	910
*	Envista Holdings Corp.	20,400	890
	Perrigo Co. plc	19,175	885
*	Ultragenyx Pharmaceutical Inc.	8,646	879
*	Tenet Healthcare Corp.	13,034	872
*	STAAR Surgical Co.	5,951	869
*	HealthEquity Inc.	10,344	860
*	Sarepta Therapeutics Inc.	11,093	839
*	LHC Group Inc.	3,969	781
*	Bridgebio Pharma Inc.	13,132	777
*	Fate Therapeutics Inc.	10,091	773

		Shares	Market Value ($000)
*	Omnicell Inc.	5,439	756
*	Acadia Healthcare Co. Inc.	11,195	721
*	Globus Medical Inc. Class A	9,934	716
*	Halozyme Therapeutics Inc.	17,266	715
*	Ionis Pharmaceuticals Inc.	18,820	701
*	Shockwave Medical Inc.	3,898	701
*	Blueprint Medicines Corp.	7,623	696
*	Tandem Diabetes Care Inc.	8,052	688
*	Twist Bioscience Corp.	6,223	668
*	Inspire Medical Systems Inc.	3,386	658
*	Nevro Corp.	4,272	644
*	Integra LifeSciences Holdings Corp.	9,243	638
*	Neogen Corp.	6,767	625
*	Biohaven Pharmaceutical Holding Co. Ltd.	7,079	616
*	Pacific Biosciences of California Inc.	22,651	613
*	Medpace Holdings Inc.	3,531	590
*	Quidel Corp.	4,956	585
	Select Medical Holdings Corp.	14,195	569
*	CareDx Inc.	7,019	564
*	TG Therapeutics Inc.	16,115	562
*	Intellia Therapeutics Inc.	7,440	558
	Ensign Group Inc.	6,665	555
*	NeoGenomics Inc.	13,411	550
*	Alkermes plc	24,167	548
*	Arena Pharmaceuticals Inc.	8,860	541
*	LivaNova plc	6,279	525
	Premier Inc. Class A	15,823	522
*	Agios Pharmaceuticals Inc.	9,336	521
*	Denali Therapeutics Inc.	8,189	521
*	Sage Therapeutics Inc.	7,144	497
*	ICU Medical Inc.	2,332	485
*	Apellis Pharmaceuticals Inc.	8,567	482
*	Invitae Corp.	16,405	472
*	NuVasive Inc.	6,684	456
*	Beam Therapeutics Inc.	5,605	438
*	Merit Medical Systems Inc.	7,186	434
*	Glaukos Corp.	5,763	424
*	Prestige Consumer Healthcare Inc.	8,390	418
	CONMED Corp.	3,001	413
*	AtriCure Inc.	5,500	411
*	PTC Therapeutics Inc.	10,285	404
*	Integer Holdings Corp.	4,404	398
*	Turning Point Therapeutics Inc.	5,956	394
*	Emergent BioSolutions Inc.	6,436	390
*	Intra-Cellular Therapies Inc.	9,597	378
*	Insmed Inc.	15,343	377
*	Kodiak Sciences Inc.	4,490	375
*	Arvinas Inc.	5,100	371
*	Haemonetics Corp.	6,477	366
*	Iovance Biotherapeutics Inc.	19,696	366
*	Veracyte Inc.	9,315	364
*	Cantel Medical Corp.	4,304	350
	Patterson Cos. Inc.	10,558	344
*	Pacira BioSciences Inc.	5,645	342
*	Xencor Inc.	8,864	341
*	NanoString Technologies Inc.	5,700	316
	Healthcare Services Group Inc.	10,474	314
*	MEDNAX Inc.	9,818	314

		Shares	Market Value ($000)
*	iRhythm Technologies Inc.	4,119	311
*	R1 RCM Inc.	13,338	309
*	SpringWorks Therapeutics Inc.	3,600	294
*	Ironwood Pharmaceuticals Inc. Class A	25,228	292
*	Corcept Therapeutics Inc.	13,320	288
*	1Life Healthcare Inc.	7,665	284
*	Karuna Therapeutics Inc.	2,500	280
*	Myriad Genetics Inc.	9,644	276
*	Magellan Health Inc.	2,688	253
*	Adaptive Biotechnologies Corp.	6,683	253
*	Avanos Medical Inc.	6,166	247
*	Enanta Pharmaceuticals Inc.	5,042	245
*	Ligand Pharmaceuticals Inc.	2,074	244
*	Supernus Pharmaceuticals Inc.	7,999	239
	Luminex Corp.	6,182	228
*	Madrigal Pharmaceuticals Inc.	1,938	218
*	Allogene Therapeutics Inc.	8,358	215
*	Vir Biotechnology Inc.	4,847	203
*	Inari Medical Inc.	2,300	200
*	Allakos Inc.	1,889	192
*	Progyny Inc.	3,000	192
*	Innoviva Inc.	13,712	184
*	Evolent Health Inc. Class A	9,275	180
*	CorVel Corp.	1,343	167
*	Editas Medicine Inc.	4,911	167
*	Alector Inc.	9,300	166
*	Inogen Inc.	2,625	162
*	Taro Pharmaceutical Industries Ltd.	2,152	153
*	Natus Medical Inc.	5,538	148
*	Radius Health Inc.	7,520	145
*	Reata Pharmaceuticals Inc. Class A	1,055	144
*	Immunovant Inc.	7,900	120
*	Tivity Health Inc.	4,554	119
*	Amneal Pharmaceuticals Inc.	20,169	114
*	Brookdale Senior Living Inc.	16,792	113
*	Endo International plc	18,505	109
*	NextGen Healthcare Inc.	6,532	107
*	Orthofix Medical Inc.	2,432	99
*	Amicus Therapeutics Inc.	9,998	93
*	OPKO Health Inc.	22,594	86
*	Global Blood Therapeutics Inc.	1,929	74
*	ACADIA Pharmaceuticals Inc.	3,081	69
*	Axsome Therapeutics Inc.	1,052	64
*	Pennant Group Inc.	1,870	64
*	Varex Imaging Corp.	2,388	60
*	Precigen Inc.	9,056	60
*	Atara Biotherapeutics Inc.	3,442	47
*	Heron Therapeutics Inc.	3,334	44
*	uniQure NV	1,100	38
*	Theravance Biopharma Inc.	1,890	33
*	Bluebird Bio Inc.	775	24
*	Deciphera Pharmaceuticals Inc.	712	24
*	REGENXBIO Inc.	533	19
*	ChemoCentryx Inc.	1,570	16
*	REVOLUTION Medicines Inc.	85	3
*	FibroGen Inc.	115	2
*,2	Alder Biopharmaceuticals Inc. CVR Exp. 12/31/2024	767	1
			605,389

		Shares	Market Value ($000)
Industrials (12.1%)
	Visa Inc. Class A	213,249	48,471
	Mastercard Inc. Class A	111,405	40,170
*	PayPal Holdings Inc.	148,477	38,607
	Accenture plc Class A	80,047	22,586
	United Parcel Service Inc. Class B	90,385	19,397
	Union Pacific Corp.	84,642	19,022
	Caterpillar Inc.	68,132	16,425
	Deere & Co.	39,497	14,262
	American Express Co.	82,602	13,227
	Fidelity National Information Services Inc.	78,311	11,667
	Automatic Data Processing Inc.	54,176	10,620
*	Square Inc. Class A	46,758	10,405
	FedEx Corp.	30,966	9,748
	CSX Corp.	96,567	9,668
	Capital One Financial Corp.	57,135	9,186
	Illinois Tool Works Inc.	39,395	9,130
	Sherwin-Williams Co.	31,156	8,834
*	Fiserv Inc.	74,182	8,546
	Global Payments Inc.	37,604	7,284
	Johnson Controls International plc	91,359	6,079
	DuPont de Nemours Inc.	68,440	5,789
	Trane Technologies plc	30,222	5,633
	IHS Markit Ltd.	50,162	5,283
	Stanley Black & Decker Inc.	19,321	4,189
	Paychex Inc.	40,116	4,057
	Cintas Corp.	11,252	3,978
	PACCAR Inc.	42,926	3,930
	Rockwell Automation Inc.	14,599	3,850
	Synchrony Financial	79,396	3,764
*	Mettler-Toledo International Inc.	2,892	3,762
	Equifax Inc.	15,287	3,593
	Verisk Analytics Inc.	20,142	3,481
	Kansas City Southern	11,432	3,403
*	Keysight Technologies Inc.	23,674	3,371
	Old Dominion Freight Line Inc.	12,518	3,323
*	Zebra Technologies Corp. Class A	6,593	3,277
	Vulcan Materials Co.	16,700	3,061
*	FleetCor Technologies Inc.	10,467	2,873
	Martin Marietta Materials Inc.	7,883	2,867
	Dover Corp.	17,967	2,704
	Xylem Inc.	22,630	2,673
	Expeditors International of Washington Inc.	21,207	2,666
	WW Grainger Inc.	5,645	2,609
	TransUnion	24,059	2,574
*	Generac Holdings Inc.	7,784	2,559
*	Waters Corp.	7,611	2,453
*	Trimble Inc.	31,361	2,440
*	Ingersoll Rand Inc.	44,051	2,187
	IDEX Corp.	9,475	2,110
	Westrock Co.	32,869	1,917
	Masco Corp.	31,629	1,908
	Westinghouse Air Brake Technologies Corp.	22,924	1,897
*	Fair Isaac Corp.	3,600	1,822
	Fortune Brands Home & Security Inc.	17,421	1,797
	JB Hunt Transport Services Inc.	10,413	1,786
	Packaging Corp. of America	11,598	1,724
	Snap-on Inc.	6,716	1,710

		Shares	Market Value ($000)
*	XPO Logistics Inc.	11,564	1,699
	Crown Holdings Inc.	16,407	1,694
*	StoneCo Ltd. Class A	25,518	1,683
	Cognex Corp.	20,939	1,662
	CH Robinson Worldwide Inc.	17,046	1,654
	Allegion plc	11,625	1,633
	Nordson Corp.	7,271	1,612
	Lennox International Inc.	4,387	1,535
*	Mohawk Industries Inc.	7,277	1,533
	Graco Inc.	20,196	1,529
	Jack Henry & Associates Inc.	9,795	1,510
	RPM International Inc.	15,696	1,468
	Toro Co.	13,133	1,459
*	Trex Co. Inc.	14,785	1,440
	Owens Corning	13,264	1,415
*	Bill.com Holdings Inc.	9,421	1,403
	Western Union Co.	51,293	1,255
	Watsco Inc.	4,183	1,219
	Robert Half International Inc.	13,722	1,218
	AptarGroup Inc.	8,031	1,183
	A O Smith Corp.	16,546	1,176
*	Berry Global Group Inc.	16,995	1,159
*	Builders FirstSource Inc.	25,757	1,147
*	Pagseguro Digital Ltd. Class A	23,235	1,141
*	Middleby Corp.	6,844	1,124
*	Axon Enterprise Inc.	7,971	1,121
	AGCO Corp.	8,044	1,113
	Sealed Air Corp.	19,425	1,105
*	WEX Inc.	5,607	1,098
	Genpact Ltd.	23,895	1,093
	Brunswick Corp.	10,074	1,030
	Donaldson Co. Inc.	16,039	988
	Louisiana-Pacific Corp.	14,122	949
*	Euronet Worldwide Inc.	6,318	945
*	Axalta Coating Systems Ltd.	26,914	873
	ManpowerGroup Inc.	7,171	868
	Sonoco Products Co.	12,845	867
	Acuity Brands Inc.	4,641	862
*	MasTec Inc.	7,309	850
	MDU Resources Group Inc.	24,841	836
	Littelfuse Inc.	3,161	826
	Landstar System Inc.	4,811	820
	Advanced Drainage Systems Inc.	7,164	813
*	TopBuild Corp.	4,101	812
*	Saia Inc.	3,460	796
	Rexnord Corp.	15,262	763
	MSA Safety Inc.	4,536	762
*	Eagle Materials Inc.	5,162	758
	Maximus Inc.	7,949	737
	CoreLogic Inc.	8,940	711
	Alliance Data Systems Corp.	5,875	711
	Regal Beloit Corp.	4,936	702
*	ASGN Inc.	6,800	701
	Valmont Industries Inc.	2,820	699
	nVent Electric plc	20,596	670
*	WESCO International Inc.	6,236	665
*	Chart Industries Inc.	4,550	664
	Armstrong World Industries Inc.	6,235	663

		Shares	Market Value ($000)
	Simpson Manufacturing Co. Inc.	5,835	655
	Air Lease Corp. Class A	13,769	648
	Allison Transmission Holdings Inc.	15,175	642
*	FTI Consulting Inc.	4,650	640
*	Kornit Digital Ltd.	5,842	609
	John Bean Technologies Corp.	4,216	607
	Graphic Packaging Holding Co.	34,117	603
*	Itron Inc.	6,239	595
	Ryder System Inc.	7,065	578
	MSC Industrial Direct Co. Inc. Class A	5,836	551
*	ACI Worldwide Inc.	14,350	549
*	Summit Materials Inc. Class A	15,744	548
	Franklin Electric Co. Inc.	6,523	547
*	AZEK Co. Inc. Class A	12,403	540
	Applied Industrial Technologies Inc.	5,499	539
*	AMN Healthcare Services Inc.	6,003	532
*	Kirby Corp.	7,996	522
	Watts Water Technologies Inc. Class A	3,785	514
	HB Fuller Co.	7,284	503
	Brink's Co.	6,489	489
	UniFirst Corp.	2,191	486
	GATX Corp.	4,819	475
	Korn Ferry	7,167	469
	Hillenbrand Inc.	10,194	465
*	ExlService Holdings Inc.	4,419	451
	Insperity Inc.	4,726	436
	Werner Enterprises Inc.	9,020	433
	AAON Inc.	6,333	420
*	Welbilt Inc.	16,314	403
	Brady Corp. Class A	7,035	403
*	TriNet Group Inc.	5,231	394
	Trinity Industries Inc.	14,090	391
	Terex Corp.	7,381	387
	ESCO Technologies Inc.	3,847	364
*	O-I Glass Inc.	19,654	362
	Albany International Corp. Class A	3,925	351
	Badger Meter Inc.	3,604	344
	Macquarie Infrastructure Corp.	9,764	341
*	SPX Corp.	5,382	337
*	Beacon Roofing Supply Inc.	5,912	335
*	Masonite International Corp.	2,731	326
*,3	API Group Corp.	15,300	324
	Comfort Systems USA Inc.	3,874	321
	Federal Signal Corp.	7,433	316
*	Herc Holdings Inc.	2,687	309
	Installed Building Products Inc.	2,554	303
*	Gibraltar Industries Inc.	3,706	294
	Triton International Ltd.	5,347	290
*	Dycom Industries Inc.	3,787	284
	Helios Technologies Inc.	3,977	283
	Granite Construction Inc.	6,997	282
	EVERTEC Inc.	6,443	280
*	Bloom Energy Corp. Class A	11,300	273
	Deluxe Corp.	5,864	267
*	JELD-WEN Holding Inc.	9,538	267
*	Cimpress plc	2,628	261
*	Vicor Corp.	2,800	252
	Patrick Industries Inc.	2,858	245

		Shares	Market Value ($000)
	Encore Wire Corp.	2,952	243
	ADT Inc.	22,928	237
	Forward Air Corp.	2,433	236
	TTEC Holdings Inc.	2,070	224
*	OSI Systems Inc.	2,259	218
	Primoris Services Corp.	6,514	207
	Astec Industries Inc.	2,960	203
	Greif Inc. Class A	3,282	203
	Lindsay Corp.	1,228	202
*	Hub Group Inc. Class A	2,859	200
	Greenbrier Cos. Inc.	4,362	194
*	CBIZ Inc.	5,822	193
	H&E Equipment Services Inc.	4,659	174
	McGrath RentCorp	2,010	172
*	Ferro Corp.	7,854	170
*	Cardtronics plc Class A	4,362	170
*	American Woodmark Corp.	1,852	161
*	TrueBlue Inc.	5,941	161
*	Verra Mobility Corp. Class A	11,271	161
*	Kelly Services Inc. Class A	6,064	156
*	Meritor Inc.	6,009	156
	Otter Tail Corp.	3,183	153
*	Sykes Enterprises Inc.	3,377	142
	Tennant Co.	1,647	136
	Belden Inc.	2,445	124
*	Proto Labs Inc.	1,366	122
*	FARO Technologies Inc.	1,592	120
	Atlas Corp.	8,416	117
*	AAR Corp.	2,609	109
*	Green Dot Corp. Class A	2,601	106
*	Huron Consulting Group Inc.	1,876	103
*	Forrester Research Inc.	2,169	93
	Scorpio Tankers Inc.	3,861	86
	Apogee Enterprises Inc.	2,045	78
*	TriMas Corp.	2,362	77
	Schneider National Inc. Class B	3,054	75
	Matson Inc.	1,019	66
*	Tutor Perini Corp.	3,437	53
	Heartland Express Inc.	866	16
	SFL Corp. Ltd.	519	4
			540,232
Real Estate (3.7%)
	American Tower Corp.	56,740	14,495
	Prologis Inc.	92,615	10,914
	Crown Castle International Corp.	52,366	9,923
	Equinix Inc.	11,241	8,281
	Digital Realty Trust Inc.	35,351	5,358
	Public Storage	18,821	5,317
*	CoStar Group Inc.	4,959	4,235
	SBA Communications Corp.	14,028	4,182
	Welltower Inc.	52,930	3,958
*	CBRE Group Inc. Class A	42,571	3,737
	AvalonBay Communities Inc.	17,655	3,654
	Equity Residential	46,807	3,625
	Realty Income Corp.	46,679	3,193
	Alexandria Real Estate Equities Inc.	16,806	2,996
	Ventas Inc.	47,251	2,620
	Invitation Homes Inc.	69,436	2,518

		Shares	Market Value ($000)
*	Zillow Group Inc. Class A	20,797	2,460
	Extra Space Storage Inc.	16,071	2,408
	Boston Properties Inc.	19,711	2,317
	Healthpeak Properties Inc.	66,927	2,234
	Mid-America Apartment Communities Inc.	13,844	2,225
	Sun Communities Inc.	13,056	2,186
	Duke Realty Corp.	45,145	2,097
	UDR Inc.	36,562	1,741
	WP Carey Inc.	21,385	1,614
	Iron Mountain Inc.	35,513	1,546
*	Host Hotels & Resorts Inc.	89,965	1,545
	Medical Properties Trust Inc.	70,967	1,502
	Equity LifeStyle Properties Inc.	21,178	1,501
	Camden Property Trust	11,782	1,477
	Regency Centers Corp.	21,840	1,411
*	Jones Lang LaSalle Inc.	6,591	1,333
	American Homes 4 Rent Class A	34,479	1,313
	VEREIT Inc.	27,394	1,303
	Lamar Advertising Co. Class A	10,901	1,143
	Vornado Realty Trust	23,741	1,123
	Federal Realty Investment Trust	9,776	1,118
	CyrusOne Inc.	15,138	1,116
	Kimco Realty Corp.	52,293	1,114
	Americold Realty Trust	29,277	1,113
	CubeSmart	24,601	1,077
	STORE Capital Corp.	30,213	1,039
	Omega Healthcare Investors Inc.	28,289	1,036
	Kilroy Realty Corp.	14,526	1,020
	National Retail Properties Inc.	21,706	1,006
	Life Storage Inc.	9,486	943
	Rexford Industrial Realty Inc.	16,687	922
	Apartment Income REIT Corp.	18,709	871
	Brixmor Property Group Inc.	37,988	863
	American Campus Communities Inc.	17,135	808
	First Industrial Realty Trust Inc.	15,912	806
	EastGroup Properties Inc.	4,986	788
	SL Green Realty Corp.	9,728	771
	Douglas Emmett Inc.	21,964	763
*	Redfin Corp.	12,856	759
	Healthcare Trust of America Inc. Class A	27,232	746
	Spirit Realty Capital Inc.	15,258	721
	STAG Industrial Inc.	20,008	715
	Cousins Properties Inc.	18,926	702
	Rayonier Inc.	17,332	662
	Highwoods Properties Inc.	14,247	651
	Hudson Pacific Properties Inc.	22,089	640
*	Park Hotels & Resorts Inc.	30,718	639
	CoreSite Realty Corp.	5,206	631
	Terreno Realty Corp.	9,490	604
*	Zillow Group Inc. Class C	5,142	603
	Agree Realty Corp.	8,323	585
	Healthcare Realty Trust Inc.	19,070	579
	Weingarten Realty Investors	17,300	567
	QTS Realty Trust Inc. Class A	8,838	560
	Innovative Industrial Properties Inc.	3,082	555
	JBG SMITH Properties	16,978	547
	PotlatchDeltic Corp.	8,697	524
*	Howard Hughes Corp.	4,935	522

		Shares	Market Value ($000)
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	10,489	516
	Physicians Realty Trust	28,366	514
*	EPR Properties	10,377	510
*	Ryman Hospitality Properties Inc.	6,560	491
	Lexington Realty Trust	39,531	489
	PS Business Parks Inc.	2,950	457
	Corporate Office Properties Trust	15,767	435
*	Outfront Media Inc.	18,184	435
*	Sunstone Hotel Investors Inc.	34,274	431
	National Health Investors Inc.	6,078	401
	Piedmont Office Realty Trust Inc. Class A	21,486	397
	Brandywine Realty Trust	28,047	394
	Equity Commonwealth	14,324	393
*	Colony Capital Inc.	54,207	372
	RLJ Lodging Trust	22,472	345
	Kennedy-Wilson Holdings Inc.	17,198	341
	Macerich Co.	20,897	332
	National Storage Affiliates Trust	7,170	331
	Essential Properties Realty Trust Inc.	12,646	324
	CareTrust REIT Inc.	13,412	312
	Washington REIT	13,058	309
*	Cushman & Wakefield plc	15,875	302
	Urban Edge Properties	15,512	300
	Retail Properties of America Inc. Class A	24,684	297
*	DiamondRock Hospitality Co.	28,579	277
	Retail Opportunity Investments Corp.	15,213	272
	SITE Centers Corp.	16,835	252
	Kite Realty Group Trust	11,100	235
	Global Net Lease Inc.	11,942	233
	Tanger Factory Outlet Centers Inc.	12,600	221
	Four Corners Property Trust Inc.	7,974	221
	Newmark Group Inc. Class A	16,036	207
*	Marcus & Millichap Inc.	4,657	183
*	Realogy Holdings Corp.	10,137	180
	Uniti Group Inc.	16,398	178
*	Summit Hotel Properties Inc.	18,324	176
*	Xenia Hotels & Resorts Inc.	9,018	175
	Paramount Group Inc.	15,804	174
	Pebblebrook Hotel Trust	7,762	174
	Columbia Property Trust Inc.	9,838	172
	Centerspace	2,389	170
	LTC Properties Inc.	4,153	163
	Acadia Realty Trust	7,318	159
	RPT Realty	12,023	153
	American Assets Trust Inc.	4,128	151
	Safehold Inc.	2,100	147
	St. Joe Co.	2,711	127
	Mack-Cali Realty Corp.	7,214	123
	Alexander & Baldwin Inc.	6,199	119
	Saul Centers Inc.	2,584	115
	Alexander's Inc.	407	110
	Getty Realty Corp.	3,426	107
	Apartment Investment & Management Co. Class A	9,700	68
	Colony Credit Real Estate Inc.	4,642	44
	Universal Health Realty Income Trust	599	41
*	eXp World Holdings Inc.	113	4
			167,730

		Shares	Market Value ($000)
Technology (29.9%)
	Apple Inc.	2,000,869	249,328
	Microsoft Corp.	945,388	236,044
*	Alphabet Inc. Class C	45,511	109,753
*	Facebook Inc. Class A	303,573	99,794
*	Alphabet Inc. Class A	28,910	68,137
	NVIDIA Corp.	74,479	48,395
*	Adobe Inc.	60,534	30,544
	Intel Corp.	519,377	29,667
*	salesforce.com Inc.	110,567	26,326
	Broadcom Inc.	49,638	23,446
	Texas Instruments Inc.	115,244	21,876
	QUALCOMM Inc.	141,808	19,079
	Oracle Corp.	231,959	18,264
	International Business Machines Corp.	112,293	16,141
	Applied Materials Inc.	115,533	15,959
	Intuit Inc.	31,691	13,915
*	Advanced Micro Devices Inc.	150,978	12,090
*	Micron Technology Inc.	140,695	11,838
	Lam Research Corp.	18,050	11,730
*	ServiceNow Inc.	24,582	11,649
*	Autodesk Inc.	27,573	7,882
	Analog Devices Inc.	47,165	7,763
	NXP Semiconductors NV	34,891	7,377
*	Zoom Video Communications Inc. Class A	22,178	7,353
	KLA Corp.	19,546	6,194
*	Twilio Inc. Class A	18,229	6,125
*	Twitter Inc.	98,981	5,741
*	Workday Inc. Class A	22,583	5,165
	Microchip Technology Inc.	31,757	4,984
*	Synopsys Inc.	19,034	4,841
	Cognizant Technology Solutions Corp. Class A	67,028	4,797
	Marvell Technology Inc.	98,645	4,765
	HP Inc.	161,705	4,727
*	DocuSign Inc.	23,010	4,639
*	Cadence Design Systems Inc.	34,689	4,405
*	Palo Alto Networks Inc.	12,083	4,389
	Xilinx Inc.	31,290	3,974
*	Atlassian Corp. plc Class A	16,850	3,931
*	Fortinet Inc.	16,791	3,670
	Skyworks Solutions Inc.	20,847	3,544
	Maxim Integrated Products Inc.	33,265	3,393
*	Pinterest Inc. Class A	50,756	3,314
*	Okta Inc.	14,837	3,300
*	Dell Technologies Inc. Class C	33,238	3,279
*	EPAM Systems Inc.	6,761	3,229
*	Western Digital Corp.	38,984	2,933
	CDW Corp.	17,711	2,930
*	VeriSign Inc.	12,892	2,835
*	Slack Technologies Inc. Class A	62,810	2,766
	Teradyne Inc.	20,870	2,762
*	HubSpot Inc.	5,333	2,690
*	RingCentral Inc. Class A	10,104	2,652
	Hewlett Packard Enterprise Co.	165,356	2,639
*	Qorvo Inc.	14,437	2,638
*	Yandex NV Class A	38,387	2,593
*	Splunk Inc.	21,223	2,572
	Seagate Technology Holdings plc	26,340	2,522

		Shares	Market Value ($000)
*	Gartner Inc.	10,817	2,508
*	Akamai Technologies Inc.	20,478	2,339
	NetApp Inc.	27,875	2,157
*	Coupa Software Inc.	9,051	2,156
*	ON Semiconductor Corp.	50,995	2,042
*	Paycom Software Inc.	6,176	2,036
*	Zendesk Inc.	14,614	1,997
	Monolithic Power Systems Inc.	5,707	1,958
	Entegris Inc.	17,094	1,956
*	MongoDB Inc.	6,622	1,933
*	Nuance Communications Inc.	35,831	1,895
	NortonLifeLock Inc.	67,373	1,864
*	Datadog Inc. Class A	19,837	1,806
*	Zscaler Inc.	9,226	1,792
	Citrix Systems Inc.	15,546	1,787
*	PTC Inc.	13,315	1,786
*	GoDaddy Inc. Class A	21,672	1,755
*	VMware Inc. Class A	10,253	1,619
*	Wix.com Ltd.	6,128	1,592
*	Check Point Software Technologies Ltd.	13,159	1,539
*	Avalara Inc.	11,164	1,476
*	Five9 Inc.	8,065	1,428
*	F5 Networks Inc.	7,643	1,417
*	Black Knight Inc.	19,120	1,403
*	Cree Inc.	13,806	1,381
*	Ceridian HCM Holding Inc.	14,928	1,335
	Amdocs Ltd.	16,068	1,255
*	Proofpoint Inc.	7,245	1,252
*	DXC Technology Co.	32,860	1,246
*	Dynatrace Inc.	23,159	1,198
*	Flex Ltd.	63,895	1,167
*	Aspen Technology Inc.	8,514	1,162
	Universal Display Corp.	5,280	1,140
*	Arrow Electronics Inc.	9,287	1,118
*	Manhattan Associates Inc.	8,031	1,092
*	Guidewire Software Inc.	10,858	1,061
*	Globant SA	4,859	1,059
*	Elastic NV	8,444	998
	Brooks Automation Inc.	9,502	970
*	Lattice Semiconductor Corp.	17,393	923
*	Anaplan Inc.	17,692	911
*	Smartsheet Inc. Class A	15,272	902
*	Dropbox Inc. Class A	32,529	890
	CDK Global Inc.	15,726	823
*	NCR Corp.	16,825	811
*	Nutanix Inc. Class A	25,504	804
	Dolby Laboratories Inc. Class A	7,954	776
*	Silicon Laboratories Inc.	5,595	764
*	Clarivate plc	25,140	755
*	Grubhub Inc.	12,265	737
	Vertiv Holdings Co. Class A	29,365	729
*	J2 Global Inc.	5,657	704
*	Change Healthcare Inc.	29,986	703
	SYNNEX Corp.	5,535	701
*	Digital Turbine Inc.	10,405	688
*	Blackline Inc.	6,489	675
*	FireEye Inc.	30,018	671
*	Teradata Corp.	13,825	662

		Shares	Market Value ($000)
*	Pure Storage Inc. Class A	34,244	652
	National Instruments Corp.	15,732	642
*	CyberArk Software Ltd.	5,015	635
*	Varonis Systems Inc.	12,900	623
*	Novanta Inc.	4,418	614
*	Vroom Inc.	13,710	606
	Pegasystems Inc.	5,120	605
	Power Integrations Inc.	7,366	605
*	Q2 Holdings Inc.	6,342	602
*	Synaptics Inc.	4,674	590
	CMC Materials Inc.	3,820	590
	Avnet Inc.	13,163	580
*	Upwork Inc.	12,300	579
*	Cirrus Logic Inc.	7,396	577
*	Rapid7 Inc.	6,805	569
*	Alteryx Inc. Class A	7,265	565
*	Everbridge Inc.	4,724	555
	Xerox Holdings Corp.	23,494	551
*	Sailpoint Technologies Holdings Inc.	11,495	535
*	Semtech Corp.	8,373	527
	Advanced Energy Industries Inc.	5,037	514
*	Alarm.com Holdings Inc.	6,201	508
*	3D Systems Corp.	17,278	508
*	Ambarella Inc.	4,984	500
*	Envestnet Inc.	6,928	499
*	Fastly Inc. Class A	10,509	496
*	Rogers Corp.	2,605	488
*	MicroStrategy Inc. Class A	1,028	483
*	LiveRamp Holdings Inc.	9,569	481
*	New Relic Inc.	7,636	479
*	Cerence Inc.	5,017	477
*	SPS Commerce Inc.	4,930	463
*	LivePerson Inc.	8,368	460
	Vishay Intertechnology Inc.	18,850	454
*	Blackbaud Inc.	6,399	452
*	Fabrinet	5,022	450
*	Covetrus Inc.	16,123	447
*	Box Inc. Class A	19,138	446
*	Diodes Inc.	5,822	441
*	Appian Corp.	4,682	424
*	Magnite Inc.	13,787	409
*	CommVault Systems Inc.	5,362	408
*	Mimecast Ltd.	7,995	400
*	Verint Systems Inc.	8,652	399
*	Insight Enterprises Inc.	3,813	398
	Kulicke & Soffa Industries Inc.	7,605	395
*	Workiva Inc. Class A	4,013	381
*	Cornerstone OnDemand Inc.	8,528	375
*	Altair Engineering Inc. Class A	5,400	364
*	Plexus Corp.	3,502	346
*	MaxLinear Inc. Class A	8,861	337
*	Sanmina Corp.	7,954	335
*	FormFactor Inc.	9,500	335
*	Rambus Inc.	15,144	296
*	Yelp Inc. Class A	7,181	288
*	Qualys Inc.	2,947	285
*	Appfolio Inc. Class A	2,100	283
*	Allscripts Healthcare Solutions Inc.	15,968	278

		Shares	Market Value ($000)
	Shutterstock Inc.	2,858	259
	Progress Software Corp.	5,766	257
*	Perficient Inc.	3,580	256
*	MACOM Technology Solutions Holdings Inc.	4,303	255
*	Tenable Holdings Inc.	5,904	247
*	PROS Holdings Inc.	5,468	243
*	nCino Inc.	3,800	232
*	Cloudera Inc.	17,822	229
*	Avaya Holdings Corp.	7,791	223
*	Bottomline Technologies DE Inc.	5,808	217
*	Medallia Inc.	7,200	185
	Amkor Technology Inc.	8,724	184
*	TTM Technologies Inc.	11,806	179
*	Dun & Bradstreet Holdings Inc.	8,200	176
*	Schrodinger Inc.	2,365	166
*	ScanSource Inc.	5,396	165
*	Cognyte Software Ltd.	5,986	154
*	Cargurus Inc. Class A	5,218	147
*	NetScout Systems Inc.	3,173	93
	CTS Corp.	2,438	93
*	Stratasys Ltd.	3,676	85
	CSG Systems International Inc.	1,901	84
*	Bandwidth Inc. Class A	704	83
	Benchmark Electronics Inc.	2,245	69
*	SolarWinds Corp.	4,075	67
*	SVMK Inc.	3,174	62
	Ebix Inc.	1,671	46
*	Yext Inc.	2,347	34
			1,337,666
Telecommunications (3.6%)
	Comcast Corp. Class A	571,197	32,752
	Verizon Communications Inc.	521,891	29,482
	Cisco Systems Inc.	534,998	28,301
	AT&T Inc.	900,992	26,516
*	Charter Communications Inc. Class A	17,827	12,381
*	T-Mobile US Inc.	69,311	9,804
	Motorola Solutions Inc.	21,379	4,389
*	Arista Networks Inc.	7,423	2,519
	Lumen Technologies Inc.	143,915	1,992
*	DISH Network Corp. Class A	31,607	1,376
*	Liberty Global plc Class A	46,701	1,275
	Juniper Networks Inc.	42,723	1,125
*	Altice USA Inc. Class A	28,661	1,034
*	Ciena Corp.	19,442	1,028
	Cable One Inc.	516	937
*	Lumentum Holdings Inc.	9,714	790
*	Liberty Global plc Class C	23,935	652
*	Iridium Communications Inc.	16,396	627
*	CommScope Holding Co. Inc.	28,877	587
*	Viavi Solutions Inc.	31,903	559
*	Viasat Inc.	9,910	527
	Cogent Communications Holdings Inc.	6,382	482
*	Vonage Holdings Corp.	34,622	477
	Telephone & Data Systems Inc.	16,774	431
*	Liberty Latin America Ltd. Class C	27,724	399
	Shenandoah Telecommunications Co.	7,714	385
	InterDigital Inc.	4,055	328
*	8x8 Inc.	13,737	324

		Shares	Market Value ($000)
*	Plantronics Inc.	4,841	159
*	NETGEAR Inc.	2,264	88
*	Liberty Latin America Ltd. Class A	4,549	65
*	EchoStar Corp. Class A	1,300	34
*	United States Cellular Corp.	621	23
			161,848
Utilities (1.2%)
	Waste Management Inc.	53,039	7,462
	Sempra Energy	38,176	5,172
	American Water Works Co. Inc.	22,639	3,509
	Consolidated Edison Inc.	43,309	3,345
	Republic Services Inc.	26,568	2,901
	PPL Corp.	96,176	2,800
	Edison International	45,023	2,515
	CMS Energy Corp.	35,368	2,219
	AES Corp.	84,165	2,139
	Alliant Energy Corp.	30,386	1,737
	CenterPoint Energy Inc.	63,511	1,607
	Atmos Energy Corp.	15,772	1,564
	Essential Utilities Inc.	29,624	1,416
	NiSource Inc.	47,027	1,199
	UGI Corp.	25,543	1,176
*	Stericycle Inc.	11,490	903
*	Sunrun Inc.	19,814	886
	OGE Energy Corp.	24,507	845
*	Clean Harbors Inc.	6,795	633
	New Jersey Resources Corp.	14,176	606
	Hawaiian Electric Industries Inc.	13,814	595
	IDACORP Inc.	6,026	590
	ONE Gas Inc.	7,627	567
	Portland General Electric Co.	11,731	562
	Southwest Gas Holdings Inc.	8,336	550
	South Jersey Industries Inc.	18,557	495
	Spire Inc.	6,818	489
*	Evoqua Water Technologies Corp.	14,976	466
*	Casella Waste Systems Inc. Class A	6,894	465
	NorthWestern Corp.	7,226	458
	Ormat Technologies Inc.	6,290	434
	MGE Energy Inc.	5,559	417
	Avista Corp.	9,137	414
	American States Water Co.	5,140	408
	California Water Service Group	7,020	399
	Clearway Energy Inc. Class C	13,936	374
	Avangrid Inc.	6,284	331
	Atlantica Sustainable Infrastructure plc	7,747	282
	SJW Group	4,168	269
*	Sunnova Energy International Inc.	7,200	210
	Covanta Holding Corp.	8,999	133
*	Harsco Corp.	4,834	108
*	US Ecology Inc.	1,988	79
	Northwest Natural Holding Co.	1,400	74
	Clearway Energy Inc. Class A	1,924	48
			53,851
Total Common Stocks (Cost $3,576,763)			4,468,996

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[4,5]	Vanguard Market Liquidity Fund (Cost $6,216)	0.055%	62,159	6,216
Total Investments (100.0%) (Cost $3,582,979)				4,475,212
Other Assets and Liabilities—Net (0.0%)				1,709
Net Assets (100%)				4,476,921
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,753,000.
2	Security value determined using significant unobservable inputs.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2021, the aggregate value was $324,000, representing 0.0% of net assets.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $1,834,000 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2021	34	7,144	84

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of May 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	4,468,995	—	1	4,468,996
Temporary Cash Investments	6,216	—	—	6,216
Total	4,475,211	—	1	4,475,212

Derivative Financial Instruments
Assets
Futures Contracts[1]	84	—	—	84
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.